AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

August 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.5%
Long-Term Municipal Bonds – 94.9%
California – 89.1%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/2035-10/01/2037	$18,255	$21,180,016
Anaheim Housing & Public Improvements Authority Series 2016 5.00%, 10/01/2034 (Pre-refunded/ETM)	2,600	2,728,830
5.00%, 10/01/2035 (Pre-refunded/ETM)	2,300	2,413,965
5.00%, 10/01/2036 (Pre-refunded/ETM)	1,380	1,448,379
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) 2.792%, 10/01/2032	5,000	5,206,100
Series 2020A 5.00%, 10/01/2045	1,500	1,755,570
Series 2020C 5.00%, 10/01/2045	1,000	1,170,380
Bay Area Toll Authority Series 2010S-2 5.00%, 10/01/2030 (Pre-refunded/ETM)	2,350	2,359,165
Series 2013S 5.00%, 04/01/2031 (Pre-refunded/ETM)	8,500	9,554,340
5.00%, 04/01/2033 (Pre-refunded/ETM)	4,200	4,720,968
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043-05/01/2048	5,350	5,505,591
California County Tobacco Securitization Agency Series 2020A 4.00%, 06/01/2040-06/01/2049	13,520	15,247,621
Series 2020B 1.75%, 06/01/2030	750	760,793
5.00%, 06/01/2049	1,000	1,179,940
California Educational Facilities Authority (Art Center College of Design) Series 2018A 5.00%, 12/01/2037-12/01/2044	8,150	9,208,454
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2035	4,415	5,007,934
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2007T 5.00%, 03/15/2039	11,035	16,625,000
California Educational Facilities Authority (Loma Linda University) Series 2017A 5.00%, 04/01/2047	4,000	4,511,280
California Educational Facilities Authority (University of the Pacific) Series 2012A 5.00%, 11/01/2030	1,250	1,300,725
Series 2015 5.00%, 11/01/2031	2,000	2,324,800

	Principal Amount (000)	U.S. $ Value
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017A 5.00%, 08/15/2035-08/15/2047	$7,365	$8,469,994
California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) Series 2013A 5.00%, 07/01/2033	5,000	5,518,200
California Housing Finance Series 20192 4.00%, 03/20/2033	8,158	8,999,615
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) 5.00%, 01/01/2036(a)	1,500	1,273,185
California Municipal Finance Authority (American Heritage Education Foundation/CA) Series 2016A 5.00%, 06/01/2036-06/01/2046	3,400	3,789,589
California Municipal Finance Authority (Azusa Pacific University) Series 2015B 5.00%, 04/01/2035-04/01/2041	5,960	6,172,829
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032-10/01/2039	7,510	8,534,744
California Municipal Finance Authority (CHF-Riverside II LLC) 5.00%, 05/15/2041-05/15/2052	14,250	16,471,942
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group) Series 2015A 5.00%, 02/01/2046	1,380	1,527,701
Series 2017A 5.00%, 02/01/2047	7,425	8,521,747
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 01/01/2045	1,295	1,060,346
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	5,000	5,974,600
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018A 5.00%, 12/31/2036-12/31/2037	9,685	11,306,123
California Municipal Finance Authority (United Airlines, Inc.) 4.00%, 07/15/2029	8,950	8,936,396
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/2032(b) (c) (d)	2,745	54,900

	Principal Amount (000)	U.S. $ Value
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) 5.00%, 07/01/2039-11/21/2045(a)	$17,740	$20,491,761
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) 7.50%, 12/01/2040(a)	2,200	2,128,632
California Public Finance Authority (Henry Mayo Newhall Memorial Hospital) Series 2017 5.00%, 10/15/2037-10/15/2047	3,665	4,050,744
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016A 5.00%, 06/01/2042(a)	2,750	2,852,602
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) 5.25%, 07/01/2052	2,500	2,801,675
Series 2015A 5.00%, 07/01/2045(a)	4,675	5,172,887
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037-06/01/2047(a)	2,765	2,949,929
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046-06/01/2051(a)	5,235	5,447,147
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(a)	430	458,849
California School Finance Authority (Equitas Academy Obligated Group) Series 2018A 5.00%, 06/01/2035(a)	4,770	5,125,222
California School Finance Authority (Fenton Charter Public Schools) Series 2020A 5.00%, 07/01/2058(a)	625	657,800
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2015A 5.00%, 08/01/2045(a)	1,000	1,098,000
California School Finance Authority (Kipp SoCal Public Schools) Series 2014A 5.00%, 07/01/2034	600	663,414
Series 2017A 5.00%, 07/01/2037-07/01/2047(a)	3,420	3,940,077
California School Finance Authority (Rocketship Education Obligated Group) Series 2016A 5.00%, 06/01/2036-06/01/2046(a)	3,500	3,639,325
Series 2017A 5.125%, 06/01/2047(a)	700	733,803

	Principal Amount (000)	U.S. $ Value
Series 2017G 5.00%, 06/01/2037-06/01/2053(a)	$1,910	$2,003,029
California School Finance Authority (Summit Public Schools Obligated Group) 5.00%, 06/01/2047(a)	1,500	1,676,415
Series 2017 5.00%, 06/01/2053(a)	3,450	3,839,988
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014A 5.625%, 10/01/2034	575	615,423
5.875%, 10/01/2044	1,000	1,072,250
6.00%, 10/01/2049	715	769,991
California State Public Works Board (California State Public Works Board Lease) Series 2012A 5.00%, 04/01/2037	5,000	5,331,000
California State University Series 2020D 1.49%, 11/01/2028(e)	1,500	1,500,405
Series 2020E 2.897%, 11/01/2051(e)	2,000	1,996,400
California Statewide Communities Development Authority (American Baptist Homes of the West Obligated Group) Series 2015 5.00%, 10/01/2026-10/01/2045	5,645	6,263,744
California Statewide Communities Development Authority (Buck Institute for Research on Aging) AGM Series 2014 5.00%, 11/15/2034-11/15/2044	4,500	5,177,855
California Statewide Communities Development Authority (California Baptist University) Series 2017A 5.00%, 11/01/2032-11/01/2041(a)	3,010	3,168,418
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017A 5.00%, 05/15/2034-05/15/2036	3,910	4,400,796
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020A 5.00%, 04/01/2035	1,000	1,284,220
California Statewide Communities Development Authority (Lancer Educational Housing LLC) 5.00%, 06/01/2051(a)	2,150	2,178,014
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016A 5.00%, 12/01/2036(a)	5,000	5,503,300

	Principal Amount (000)	U.S. $ Value
Series 2018A 5.50%, 12/01/2058(a)	$1,700	$1,869,490
California Statewide Communities Development Authority (Moldaw Residences) Series 2014A 5.25%, 11/01/2044(a)	1,800	1,854,756
5.375%, 11/01/2049(a)	2,500	2,583,025
California Statewide Communities Development Authority
(NCCD-Hooper Street LLC) 5.25%, 07/01/2039-07/01/2052(a)	6,135	6,057,037
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001B Zero Coupon, 08/01/2025	8,000	7,028,720
City of Atwater CA Wastewater Revenue AGM Series 2017A 5.00%, 05/01/2040-05/01/2043	2,000	2,396,640
City of Encinitas CA (City of Encinitas CA CFD No. 1) Series 2012 5.00%, 09/01/2026-09/01/2029	2,795	3,014,854
City of Fairfield CA (City of Fairfield CA COP) XLCA Zero Coupon, 04/01/2035	3,700	2,747,176
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1) Series 2013 5.00%, 09/02/2027-09/02/2029	1,760	1,968,394
City of Irvine CA (Irvine Community Facilities District No. 2013-3) Series 2018 5.00%, 09/01/2043-09/01/2048	6,650	7,539,466
City of Long Beach CA Marina System Revenue Series 2015 5.00%, 05/15/2032-05/15/2045	5,600	6,081,442
City of Los Angeles CA Wastewater System Revenue Series 2013B 5.00%, 06/01/2031	5,000	5,610,750
City of Los Angeles Department of Airports 4.00%, 05/15/2044	4,045	4,491,851
City of Palm Springs CA Series 1991B Zero Coupon, 04/15/2021 (Pre-refunded/ETM)	37,500	37,423,500
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 09/02/2025-09/02/2030	3,290	3,572,352
City of Redding CA Electric System Revenue Series 1992 11.985%, 07/01/2022 (Pre-refunded/ETM)(f)	250	285,208

	Principal Amount (000)	U.S. $ Value
City of Riverside CA Sewer Revenue Series 2015A 5.00%, 08/01/2033	$10,090	$12,156,936
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017A 5.00%, 09/01/2033-09/01/2034	2,320	2,709,294
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	755	850,832
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017A 5.00%, 03/01/2033-03/01/2037	8,400	9,969,703
City of San Jose CA Hotel Tax Revenue Series 2011 6.125%, 05/01/2031	5,000	5,096,450
City of Santa Clara CA Electric Revenue Series 2011A 5.00%, 07/01/2030 (Pre-refunded/ETM)	1,810	1,880,662
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032-01/01/2047	3,750	4,226,100
Coast Community College District Series 2019F 3.00%, 08/01/2036-08/01/2038	3,965	4,290,093
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040-09/01/2045	2,240	2,518,756
County of Sacramento CA Airport System Revenue Series 2016B 5.00%, 07/01/2036	1,755	2,069,338
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2040	4,000	4,409,080
Garden Grove Unified School District Series 2013C 5.00%, 08/01/2032 (Pre-refunded/ETM)	2,535	2,885,160
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	12,940	13,300,767
Hastings Campus Housing Finance Authority (University of California Hastings College of the Law) Series 2020A 5.00%, 07/01/2045(e)	5,000	5,168,100
Irvine Unified School District Series 2017B 5.00%, 09/01/2047	1,000	1,151,970
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2031-09/01/2035	4,525	5,119,437

	Principal Amount (000)	U.S. $ Value
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2028-11/01/2029	$6,580	$6,926,515
Los Angeles Community College District/CA Series 2019K 4.00%, 08/01/2038	2,500	2,854,625
Los Angeles Unified School District/CA Series 2020R 4.00%, 07/01/2036-07/01/2044	20,500	24,622,200
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA COP) Series 2012B 5.00%, 10/01/2028-10/01/2029	9,220	9,940,611
M-S-R Energy Authority (Citigroup, Inc.) Series 2009A 6.50%, 11/01/2039	830	1,318,928
Series 2009B 6.50%, 11/01/2039	10,000	15,890,700
Menifee Union School District Series 2018 5.00%, 09/01/2043-09/01/2048	2,215	2,478,701
Oakland Unified School District/Alameda County Series 2015A 5.00%, 08/01/2031-08/01/2033	5,340	6,287,501
Orange County Transportation Authority (91 Express Lanes Toll Road) Series 2013 5.00%, 08/15/2029	2,360	2,606,809
Orange County Water District Series 2019C 4.00%, 08/15/2034	1,250	1,544,225
Oxnard Financing Authority AGM Series 2014 5.00%, 06/01/2031	5,250	6,000,592
Palomar Health Series 2016A 5.00%, 08/01/2031	1,285	1,532,311
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2036	5,000	5,715,550
Series 2017 5.00%, 11/01/2042	1,000	1,133,930
Poway Unified School District (Poway Unified School District CFD No. 6) Series 2012 5.00%, 09/01/2026	970	1,056,388
Poway Unified School District Public Financing Authority Series 2015A 5.00%, 09/01/2033-09/01/2034	2,495	2,810,201
Redding Joint Powers Financing Authority Series 2015A 5.00%, 06/01/2030	1,350	1,648,877
Rialto Redevelopment Agency Series 2018 5.00%, 09/01/2032-09/01/2037	3,235	3,982,257

	Principal Amount (000)	U.S. $ Value
Riverside County Transportation Commission Series 2013A 5.25%, 06/01/2032 (Pre-refunded/ETM)	$9,165	$10,435,086
Sacramento Regional Transit District Series 2012 5.00%, 03/01/2036 (Pre-refunded/ETM)	680	680,000
5.00%, 03/01/2036-03/01/2042	2,445	2,446,408
San Diego County Regional Airport Authority 5.00%, 07/01/2035-07/01/2040	2,155	2,706,071
Series 2019A 4.00%, 07/01/2037-07/01/2038	4,500	5,209,725
San Diego County Water Authority Series 2011B 5.00%, 05/01/2029-05/01/2030	16,115	16,636,643
San Diego Unified School District/CA Series 2013C 5.00%, 07/01/2032	3,180	3,580,839
San Francisco City & County Airport Comm Series 2020E 5.00%, 05/01/2037	14,475	18,239,658
San Francisco City & County Airport Comm (San Francisco Intl Airport) Series 2012A 5.00%, 05/01/2027-05/01/2028	7,000	7,468,800
Series 2017A 5.00%, 05/01/2042	2,000	2,361,820
Series 2019A 5.00%, 05/01/2044	17,435	21,143,250
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013A 5.00%, 08/01/2029	1,310	1,394,102
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016B 5.00%, 08/01/2033-08/01/2035	2,000	2,399,210
Series 2016C 5.00%, 08/01/2032-08/01/2035	2,000	2,407,000
San Joaquin Hills Transportation Corridor Agency Series 1993
Zero Coupon, 01/01/2021 (Pre-refunded/ETM)	20,000	19,984,800
Zero Coupon, 01/01/2023 (Pre-refunded/ETM)	25,000	24,791,250
Sierra Joint Community College District School Facilities District No. 2 Series 2007B Zero Coupon, 06/01/2032	5,485	4,491,996
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014A 5.00%, 07/01/2033-07/01/2034	8,200	9,518,528
State of California 5.00%, 04/01/2029	10,000	13,463,500
Series 2004 5.30%, 04/01/2029	5	5,020

	Principal Amount (000)	U.S. $ Value
Series 2013 5.00%, 02/01/2031	$5,000	$5,537,200
Series 2014 5.00%, 12/01/2030	2,000	2,283,840
Stockton Redevelopment Agency Successor Agency AGM Series 2016A 5.00%, 09/01/2033-09/01/2034	3,800	4,497,424
Successor Agency to Richmond Community Redevelopment Agency Series 2010A 5.75%, 09/01/2025	1,030	1,034,141
6.00%, 09/01/2030	1,395	1,399,883
Successor Agency to the Redev of San Francisco - Mission Bay North Series 2016A 5.00%, 08/01/2032-08/01/2036	3,500	4,199,924
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No. 1) Series 2012 5.25%, 09/01/2026-09/01/2028	2,375	2,545,361
5.50%, 09/01/2030-09/01/2033	2,135	2,277,546
Tobacco Securitization Authority of Southern California 2.25%, 06/01/2029	435	471,001
5.00%, 06/01/2037-06/01/2048	15,500	18,696,555
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) 2.40%, 10/01/2049	2,000	2,011,680
5.00%, 10/01/2040-10/01/2049	5,200	6,463,234
Turlock Irrigation District 5.00%, 01/01/2038-01/01/2041(e)	9,500	12,248,370
Upland Unified School District Series 2011C Zero Coupon, 08/01/2035	1,020	762,307
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2031-01/01/2032	7,700	9,037,571
Washington Township Health Care District Series 2017B 5.00%, 07/01/2032-07/01/2033	3,500	4,128,985
West Contra Costa Healthcare District Series 2011 6.00%, 07/01/2032 (Pre-refunded/ETM)	1,050	1,100,873

		838,552,738

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	1,710	1,898,151

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	$1,385	$1,743,729
Series 2015A 6.625%, 09/01/2035	430	499,561

		2,243,290

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2037-01/01/2059	1,390	1,678,362

Guam – 1.4%
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,335	1,507,549
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2040	5,240	6,063,580
Territory of Guam 5.00%, 11/15/2031	235	246,947
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	4,675	5,307,538

		13,125,614

Illinois – 0.7%
Chicago Board of Education Series 2018A 5.00%, 12/01/2031	2,000	2,287,160
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	3,445	3,871,491

		6,158,651

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040-10/01/2040(a)	335	397,705

Michigan – 0.0%
City of Detroit MI 5.00%, 04/01/2036	305	319,881

New York – 0.1%
New York Transportation Development Corp. (American Airlines, Inc.) 5.375%, 08/01/2036	100	103,497
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 01/01/2036	535	540,248

		643,745

Ohio – 1.0%
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	6,890	7,567,218

	Principal Amount (000)	U.S. $ Value
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	$1,700	$1,712,750

		9,279,968

Puerto Rico – 1.3%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	1,000	1,090,370
NATL Series 2007V 5.25%, 07/01/2035	100	102,150
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	775	833,699
AGC Series 2007C 5.50%, 07/01/2031	140	155,676
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	2,090	2,268,785
NATL Series 2005L 5.25%, 07/01/2035	130	132,592
NATL Series 2007N 5.25%, 07/01/2032	165	169,346
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	2,110	2,178,575
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	335	351,284
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	847	671,468
Series 2019A 4.329%, 07/01/2040	1,065	1,115,598
4.55%, 07/01/2040	90	95,623
5.00%, 07/01/2058	2,650	2,822,780

		11,987,946

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	1,010	965,802

Texas – 0.5%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,805	1,908,210
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 06/30/2040	3,050	3,064,640

		4,972,850

	Principal Amount (000)	U.S. $ Value

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019A 5.00%, 01/01/2044-01/01/2055(a)	$640	$643,038

Wisconsin – 0.0%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/2054	115	118,488

Total Long-Term Municipal Bonds (cost $853,243,393)		892,986,229

Short-Term Municipal Notes – 2.6%
California – 1.7%
City of Los Angeles CA 4.00%, 06/24/2021	11,000	11,340,670
County of Los Angeles CA Series 2020A 4.00%, 06/30/2021 4,300		4,436,267

		15,776,937

Texas – 0.9%
State of Texas 4.00%, 08/26/2021(e)	8,250	8,557,807

Total Short-Term Municipal Notes (cost $24,315,285)		24,334,744

Total Municipal Obligations (cost $877,558,678)		917,320,973

	Shares

SHORT-TERM INVESTMENTS – 4.0%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(g) (h) (i) (cost $38,297,467)	38,297,467	38,297,467

Total Investments – 101.5% (cost $915,856,145)(j)		955,618,440
Other assets less liabilities – (1.5)%		(14,388,474)

Net Assets – 100.0%		$941,229,966

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	20,520	01/15/2028	1.230%	CPI#	Maturity	$1,007,853	$—	$1,007,853
USD	16,260	01/15/2028	0.735%	CPI#	Maturity	1,472,553	—	1,472,553
USD	6,300	01/15/2030	1.587%	CPI#	Maturity	192,992	—	192,992
USD	6,300	01/15/2030	1.572%	CPI#	Maturity	203,418	—	203,418
USD	4,755	01/15/2030	1.731%	CPI#	Maturity	69,581	—	69,581
USD	4,755	01/15/2030	1.714%	CPI#	Maturity	78,613	—	78,613

						$3,025,010	$—	$3,025,010

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	31,820	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	$806,386	$—	$806,386
USD	3,508	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	167,968	—	167,968
USD	7,882	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	397,806	—	397,806
USD	5,370	04/15/2044	0.962%	3 Month LIBOR	Semi-Annual/ Quarterly	102,332	—	102,332

						$1,474,492	$—	$1,474,492

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	22,651	09/20/2020	2.263%	CPI#	Maturity	$(437,367)	$—	$(437,367)
Barclays Bank PLC	USD	22,959	10/15/2020	2.208%	CPI#	Maturity	(377,073)	—	(377,073)
Barclays Bank PLC	USD	11,599	10/15/2020	2.210%	CPI#	Maturity	(191,092)	—	(191,092)
Citibank, NA	USD	16,700	10/17/2020	2.220%	CPI#	Maturity	(277,631)	—	(277,631)

							$(1,283,163)	$—	$(1,283,163)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,620	10/09/2029	1.120%	SIFMA*	Quarterly	$(702,478)	$—	$(702,478)
Citibank, NA	USD	12,620	10/09/2029	1.125%	SIFMA*	Quarterly	(708,833)	—	(708,833)

							$(1,411,311)	$—	$(1,411,311)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate market value of these securities amounted to $94,259,326 or 10.0% of net assets.

(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/2032	12/22/2011	$ 2,745,000	$ 54,900	0.01%

(c)	Non-income producing security.
(d)	Defaulted.
(e)	When-Issued or delayed delivery security.
(f)	Inverse floater security.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $50,975,793 and gross unrealized depreciation of investments was $(9,408,470), resulting in net unrealized appreciation of $41,567,323.

As of August 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.6% and 0.0%, respectively.

Glossary:

AD – Assessment District

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CFD – Community Facilities District

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB California Portfolio

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$892,986,229	$—	$892,986,229
Short-Term Municipal Notes	—	24,334,744	—	24,334,744
Short-Term Investments	38,297,467	—	—	38,297,467

Total Investments in Securities	38,297,467	917,320,973	—	955,618,440
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	3,025,010	—	3,025,010
Centrally Cleared Interest Rate Swaps	—	1,474,492	—	1,474,492
Liabilities:
Inflation (CPI) Swaps	—	(1,283,163)	—	(1,283,163)
Interest Rate Swaps	—	(1,411,311)	—	(1,411,311)

Total	$38,297,467	$919,126,001	$—	$957,423,468

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2020 is as follows:

Fund	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$14,940	$108,331	$84,974	$38,297	$4